Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000217517 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217517 | FR_529412900
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000217517 | FR_483410007
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217517 | FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217517 | FR_567151907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217517 | FR_BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217517 | FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217517 | FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217517 | FR_40637H109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217517 | FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217517 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217517 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000217517 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217517 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217517 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217517 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000217517 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000217517 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000217517 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000217517 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000217517 | France
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217517 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000217517 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000217517 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000217517 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000217516 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217516 | FR_529412900
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000217516 | FR_483410007
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217516 | FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217516 | FR_567151907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217516 | FR_BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217516 | FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217516 | FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217516 | FR_40637H109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217516 | FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217516 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217516 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000217516 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217516 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217516 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217516 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000217516 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000217516 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000217516 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000217516 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000217516 | France
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217516 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000217516 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000217516 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000217516 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000200994 | FR_01F060683
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200994 | FR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200994 | FR_500769KD5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200994 | FR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200994 | FR_3133EPCF0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200994 | FR_313384M89
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200994 | FR_3130AFFX0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200994 | FR_3135G05Y5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200994 | FR_3140QMRM8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200994 | FR_3140QPGH4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200994 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.80%)
C000200994 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200994 | AssetForeign Government & Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200994 | AssetSenior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200994 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200994 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200994 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000200994 | AssetCorporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000200994 | AssetMortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000110199 | FR_01F060683
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110199 | FR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110199 | FR_500769KD5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110199 | FR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110199 | FR_3133EPCF0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110199 | FR_313384M89
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110199 | FR_3130AFFX0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110199 | FR_3135G05Y5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110199 | FR_3140QMRM8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000110199 | FR_3140QPGH4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000110199 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.80%)
C000110199 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000110199 | AssetForeign Government & Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110199 | AssetSenior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110199 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110199 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110199 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000110199 | AssetCorporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000110199 | AssetMortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000009468 | FR_01F060683
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009468 | FR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009468 | FR_500769KD5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009468 | FR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009468 | FR_3133EPCF0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009468 | FR_313384M89
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009468 | FR_3130AFFX0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009468 | FR_3135G05Y5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009468 | FR_3140QMRM8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009468 | FR_3140QPGH4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009468 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.80%)
C000009468 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009468 | AssetForeign Government & Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009468 | AssetSenior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009468 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009468 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009468 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000009468 | AssetCorporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000009468 | AssetMortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000009467 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009467 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009467 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009467 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009467 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009467 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009467 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009467 | FR_670100205
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009467 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009467 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009467 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009467 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009467 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009467 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000009467 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000009467 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000009467 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000009467 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009467 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009467 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009467 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071456 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000071456 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000071456 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000071456 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000071456 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000071456 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071456 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071456 | FR_670100205
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000071456 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000071456 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000071456 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000071456 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000071456 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000071456 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000071456 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000071456 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000071456 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000071456 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000071456 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000071456 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071456 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009466 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009466 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009466 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009466 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009466 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009466 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009466 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009466 | FR_670100205
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009466 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009466 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009466 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009466 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009466 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009466 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000009466 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000009466 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000009466 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000009466 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009466 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009466 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009466 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200995 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200995 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200995 | FR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200995 | FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200995 | FR_B2Q4CS905
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200995 | FR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200995 | FR_BHJYC0905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200995 | FR_403197908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200995 | FR_575602909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200995 | FR_633243902
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200995 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200995 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000200995 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200995 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200995 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000200995 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000200995 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000200995 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000200995 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000200995 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000200995 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200995 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200995 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200995 | France
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000200995 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200995 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000200995 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200995 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200995 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200995 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200995 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200995 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200995 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000200995 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000123188 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123188 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000123188 | FR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123188 | FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123188 | FR_B2Q4CS905
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123188 | FR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123188 | FR_BHJYC0905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000123188 | FR_403197908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000123188 | FR_575602909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000123188 | FR_633243902
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000123188 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123188 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000123188 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123188 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123188 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000123188 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000123188 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000123188 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000123188 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000123188 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000123188 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000123188 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000123188 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123188 | France
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000123188 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000123188 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000123188 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000123188 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000123188 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123188 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000123188 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000123188 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000123188 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000123188 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000039201 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000039201 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000039201 | FR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039201 | FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039201 | FR_B2Q4CS905
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039201 | FR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039201 | FR_BHJYC0905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000039201 | FR_403197908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000039201 | FR_575602909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000039201 | FR_633243902
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000039201 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000039201 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000039201 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000039201 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039201 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000039201 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000039201 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000039201 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000039201 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000039201 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000039201 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000039201 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000039201 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000039201 | France
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000039201 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000039201 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000039201 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000039201 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000039201 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000039201 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000039201 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000039201 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000039201 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000039201 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000222806 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222806 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222806 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222806 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222806 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222806 | FR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222806 | FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222806 | FR_621503002
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222806 | FR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222806 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222806 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222806 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000222806 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222806 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222806 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000222806 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000222806 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000222806 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000222806 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000222806 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000222806 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222806 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000222806 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222806 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000222806 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000222806 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000222806 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000222806 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000222806 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222806 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222806 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000222806 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000222806 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000222806 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222805 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222805 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222805 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222805 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222805 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222805 | FR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222805 | FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222805 | FR_621503002
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222805 | FR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222805 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222805 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222805 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000222805 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222805 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222805 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000222805 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000222805 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000222805 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000222805 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000222805 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000222805 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222805 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000222805 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222805 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000222805 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000222805 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000222805 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000222805 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000222805 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222805 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222805 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000222805 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000222805 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000222805 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%